First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments
February 28, 2021 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) – 137.4%
	Aerospace & Defense – 0.7%
$900,239	Peraton Corp., Delayed Funding Term Loan, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	02/28/28	$903,614
511,526	Peraton Corp., Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	02/28/28	513,445
952,601	Spirit Aerosystems, Inc., Term Loan B, 1 Mo. LIBOR + 5.25%, 0.75% Floor	6.00%	01/30/25	956,174
				2,373,233
	Apparel, Accessories & Luxury Goods – 0.1%
463,837	Careismatic Brands/New Trojan, Inc. (fka Strategic Partners), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	01/31/28	464,129
	Application Software – 20.7%
1,919,548	CCC Information Services, Inc. (Cypress), Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.00%	04/26/24	1,922,255
3,194,378	Epicor Software Corp., New Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	07/30/27	3,209,424
644,361	Flexera Software, LLC, 2020 Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	01/26/28	645,282
420,392	Flexera Software, LLC, Incremental Term Loan, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	01/26/28	422,494
3,230,708	Gainwell Acquisition Corp. (fka Milano), Term Loan B, 3 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	10/01/27	3,219,950
4,734,692	Greeneden U.S. Holdings II, LLC (Genesys Telecommunications Laboratories, Inc.), Initial Dollar Term Loan, 1 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	12/01/27	4,752,447
271,856	Hyland Software, Inc., 2ND Lien TL, 1 Mo. LIBOR + 7.00%, 0.75% Floor	7.75%	07/10/25	273,669
8,886,720	Hyland Software, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.75% Floor	4.25%	07/01/24	8,914,536
2,101,007	Imprivata, Inc., Term Loan B, 1 Mo. LIBOR + 3.75%, 0.50% Floor	4.25%	11/30/27	2,109,769
1,444,721	Inmar, Inc., Term Loan B, 1 Mo. LIBOR + 4.00%, 1.00% Floor	5.00%	05/01/24	1,435,994
5,960,318	Internet Brands, Inc. (Web MD/MH Sub I., LLC), 2020 June New Term Loan, 1 Mo. LIBOR + 3.75%, 1.00% Floor	4.75%	09/15/24	5,971,524
765,863	Internet Brands, Inc. (Web MD/MH Sub I., LLC), 2nd Lien Term Loan, 1 Mo. LIBOR + 6.25%, 0.00% Floor	6.36%	02/15/29	772,565
6,617,372	Internet Brands, Inc. (Web MD/MH Sub I., LLC), Initial Term Loan, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.61%	09/13/24	6,591,631
5,458,366	LogMeIn, Inc. (Logan), Term Loan B, 1 Mo. LIBOR + 4.75%, 0.00% Floor	4.87%	08/31/27	5,453,835
8,338,044	McAfee, LLC, Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	3.86%	09/30/24	8,354,136
1,444,582	Micro Focus International (MA Financeco, LLC), Term Loan B4, 3 Mo. LIBOR + 4.25%, 1.00% Floor	5.25%	06/05/25	1,460,834
1,600,000	RealPage, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	03/31/28	1,600,672
6,500,047	SolarWinds Holdings, Inc., Initial Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.86%	02/05/24	6,393,056
2,296,888	Solera Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.86%	03/03/23	2,293,281
218,974	TIBCO Software, Inc., Term Loan B-3, 1 Mo. LIBOR + 3.75%, 0.00% Floor	3.87%	06/30/26	218,372
236,080	Ultimate Kronos Group (UKG, Inc.), New Term Loan, 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	05/03/26	237,423
3,015,014	Veeam Software Holdings Limited (VS Buyer, LLC), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.11%	02/28/27	3,011,245
				69,264,394

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2021 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Auto Parts & Equipment – 3.5%
$627,822	Clarios Global, L.P. (Power Solutions), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.35%	04/30/26	$628,217
8,206,317	Gates Global, LLC, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.75% Floor	3.50%	03/31/27	8,201,230
2,874,242	Lumileds (Bright Bidco B.V.), Term Loan B, 6 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	06/30/24	2,190,574
700,276	Truck Hero, Inc., Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	01/31/28	700,774
				11,720,795
	Automotive Retail – 0.3%
1,000,000	Les Schwab Tire Centers (LS Group OpCo Acq., LLC), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.75% Floor	4.25%	10/31/27	1,001,250
	Broadcasting – 5.6%
450,000	E.W. Scripps Company, Incremental Term Loan, 1 Mo. LIBOR + 3.00%, 0.75% Floor	3.75%	12/31/27	450,351
4,804,169	iHeartCommunications, Inc., Incremental Term Loan B, 1 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	05/01/26	4,814,691
6,918,158	iHeartCommunications, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.11%	04/29/26	6,847,246
6,201,397	Nexstar Broadcasting, Inc, Incremental Term Loan B-4, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.87%	09/19/26	6,207,226
533,136	Univision Communications, Inc., Extended Term Loan B, 1 Mo. LIBOR + 3.75%, 1.00% Floor	4.75%	03/24/26	535,338
				18,854,852
	Building Products – 0.2%
109,595	Hillman Group, Inc., The, Delayed Draw Term Loan, 1 Mo. LIBOR + 2.75%, 0.50% Floor	3.25%	02/28/28	109,595
457,559	Hillman Group, Inc., The, Term Loan B1, 1 Mo. LIBOR + 2.75%, 0.50% Floor	3.25%	02/28/28	457,559
82,196	Hillman Group, Inc., The, Term Loan B2, 1 Mo. LIBOR + 2.75%, 0.50% Floor	3.25%	02/28/28	82,196
				649,350
	Casinos & Gaming – 7.6%
730,279	Bally’s Corp. (fka Twin River), Term Loan B, 3 Mo. LIBOR + 2.75%, 0.00% Floor	3.00%	05/10/26	723,524
987,663	Boyd Gaming Corp., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	2.34%	09/15/23	985,915
448,189	Caesars Resort Collection, LLC, Term B-1 Loans, 1 Mo. LIBOR + 4.50%, 0.00% Floor	4.61%	06/30/25	449,265
7,208,679	Caesars Resort Collection, LLC, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.86%	12/22/24	7,141,133
3,914,228	CityCenter Holdings, LLC, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	3.00%	04/18/24	3,879,235
4,572,899	Golden Nugget, Inc., Term Loan B, 2 Mo. LIBOR + 2.50%, 0.75% Floor	3.25%	10/04/23	4,529,091
2,987,555	Scientific Games International, Inc., Term Loan B5, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.86%	08/14/24	2,937,932
4,745,809	Stars Group Holdings B.V. (Amaya), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	3.75%	07/10/25	4,762,609
				25,408,704

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2021 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Coal & Consumable Fuels – 0.3%
$1,007,663	Arch Coal, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	03/07/24	$937,127
	Communications Equipment – 0.7%
2,375,435	Commscope, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.36%	04/06/26	2,369,876
	Construction & Engineering – 0.1%
101,114	Pike Corp., Delayed Draw Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.12%	01/20/28	101,082
133,213	Pike Corp., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.12%	01/20/28	133,172
				234,254
	Diversified Chemicals – 0.3%
927,985	Ineos US Petrochem, LLC (Ineos Quattro), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.50% Floor	3.25%	01/31/26	931,465
	Electric Utilities – 1.8%
5,873,405	PG&E Corp., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.50% Floor	3.50%	06/23/25	5,889,909
	Electrical Components & Equipment – 0.7%
2,192,071	Array Technologies, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	10/14/27	2,196,631
	Environmental & Facilities Services – 2.2%
2,232,558	Packers Holdings, LLC, Incremental Term Loan B, 1 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	12/04/24	2,232,558
2,921,880	Packers Holdings, LLC, Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.00%	12/04/24	2,921,266
2,078,836	TruGreen, L.P., Second Refinancing Term Loan B, 1 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	11/02/27	2,091,829
				7,245,653
	Health Care Distributors – 0.5%
839,140	Radiology Partners, Inc., Term Loan B, 1 Mo. LIBOR + 4.25%, 0.00% Floor	4.37%	07/09/25	835,473
719,478	Radiology Partners, Inc., Term Loan B, 3 Mo. LIBOR + 4.25%, 0.00% Floor	5.29%	07/09/25	716,334
				1,551,807
	Health Care Facilities – 0.1%
415,180	Select Medical Corp., Term Loan B, 3 Mo. LIBOR + 2.25%, 0.00% Floor	2.53%	03/06/25	413,885
	Health Care Services – 20.2%
714,667	AccentCare (Pluto Acquisition I, Inc.), Incremental Term Loan, 1 Mo. LIBOR + 5.00%, 0.50% Floor	5.50%	06/20/26	720,027
2,545,866	ADMI Corp. (Aspen Dental), Term Loan B2, 1 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	12/23/27	2,533,595
2,785,850	Air Methods Corp. (a/k/a ASP AMC Intermediate Holdings, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	04/21/24	2,702,275
7,943,098	athenahealth, Inc. (VVC Holding Corp.), Term Loan B-1, 3 Mo. LIBOR + 4.25%, 0.00% Floor	4.45%	02/11/26	7,986,309
1,900,244	Aveanna Healthcare, LLC, Term Loan B, 1 Mo. LIBOR + 4.25%, 1.00% Floor	5.25%	03/16/24	1,885,194
1,082,249	Brightspring Health (Phoenix Guarantor, Inc.), New Incremental Term Loan, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.62%	03/05/26	1,083,018

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2021 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Health Care Services (Continued)
$11,334,478	CHG Healthcare Services, Inc., Term Loan, 3 Mo. LIBOR + 3.00%, 1.00% Floor	4.00%	06/07/23	$11,330,397
87,049	Civitas Solutions (National Mentor Holdings, Inc.), Delayed Draw Term Loan, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	03/31/28	86,875
791,353	Civitas Solutions (National Mentor Holdings, Inc.), Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	03/31/28	789,770
26,378	Civitas Solutions (National Mentor Holdings, Inc.), Term Loan C, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	03/31/28	26,326
3,575,459	DuPage Medical Group (Midwest Physician Admin. Services, LLC), Repricing Term Loan, 1 Mo. LIBOR + 2.75%, 0.75% Floor	3.50%	08/15/24	3,573,671
5,509,482	Envision Healthcare Corp., Initial Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor	3.86%	10/10/25	4,727,135
4,056,202	Global Medical Response, Inc. (fka Air Medical), 2020 Refinancing Term Loan, 3 Mo. LIBOR + 4.75%, 1.00% Floor	5.75%	10/15/25	4,056,202
1,181,524	Help at Home (HAH Group Holding Company, LLC), Initial Term Loan, 3 Mo. LIBOR + 5.00%, 1.00% Floor	6.00%	10/29/27	1,183,001
2,255,225	Packaging Coordinators, Inc. (PCI Pharma), Term Loan B, 6 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	11/30/27	2,261,990
405,934	SCP Health (Onex TSG Intermediate Corp.), Term Loan B, 1 Mo. LIBOR + 4.75%, 0.75% Floor	5.50%	02/28/28	399,593
4,542,586	Surgery Centers Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.25%	08/31/24	4,523,098
3,046,935	Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	02/06/24	2,841,267
5,903,729	U.S. Renal Care, Inc., Term Loan B, 1 Mo. LIBOR + 5.00%, 0.00% Floor	5.13%	06/28/26	5,877,516
250,491	US Radiology Specialists, Inc., Term Loan B, 3 Mo. LIBOR + 5.50%, 0.75% Floor	6.25%	12/31/27	252,162
8,681,533	Verscend Technologies, Inc. (Cotiviti), New Term Loan B, 1 Mo. LIBOR + 4.50%, 0.00% Floor	4.61%	08/27/25	8,722,336
				67,561,757
	Health Care Technology – 5.6%
6,692,136	Change Healthcare Holdings, LLC, Closing Date Term Loan, 1 Mo. LIBOR + 2.50%, 1.00% Floor	3.50%	03/01/24	6,695,951
2,370,944	Ciox Health (Healthport/CT Technologies Intermediate Holdings, Inc.), Initial Term Loan, 1 Mo. LIBOR + 5.00%, 1.00% Floor	6.00%	12/31/25	2,379,835
2,259,092	Ensemble RCM, LLC (Ensemble Health), Term Loan B, 2 Mo. LIBOR + 3.75%, 0.00% Floor	3.96%	08/01/26	2,262,277
167,271	eResearch Technology, Inc. (ERT), Incremental Term Loan B, 1 Mo. LIBOR + 4.50%, 1.00% Floor	5.50%	02/04/27	167,852
6,846	Press Ganey (Azalea TopCo, Inc.), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.61%	07/25/26	6,837
2,697,216	Press Ganey (Azalea TopCo, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	3.71%	07/25/26	2,693,845
4,583,735	Zelis Payments Buyer, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.50%	09/30/26	4,588,181
				18,794,778
	Homefurnishing Retail – 0.4%
1,340,833	Rent-A-Center, Inc., Term Loan B, 1 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	02/15/28	1,349,213

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2021 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Household Appliances – 0.4%
$1,436,063	Traeger Grills (TGP Holdings III, LLC), 2018 Refinancing Term Loan, 3 Mo. LIBOR + 4.00%, 1.00% Floor	5.00%	09/25/24	$1,436,063
	Human Resource & Employment Services – 1.2%
4,162,520	Alight, Inc. (fka Tempo Acq.), Non Extended Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.86%	05/01/24	4,155,235
	Industrial Machinery – 1.2%
3,970,393	Thyssenkrupp Elevator (Vertical U.S. Newco, Inc.), Term Loan B, 6 Mo. LIBOR + 4.25%, 0.00% Floor	4.48%	07/31/27	4,001,164
	Insurance Brokers – 13.7%
4,591,524	Alliant Holdings I, LLC, 2019 New Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.36%	05/10/25	4,559,016
6,570,113	Alliant Holdings I, LLC, Initial Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.36%	05/09/25	6,520,377
3,322,436	Alliant Holdings I, LLC, Term Loan B3, 1 Mo. LIBOR + 3.75%, 0.50% Floor	4.25%	10/08/27	3,325,891
3,275,467	Amwins Group, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	3.00%	02/28/28	3,274,091
6,255,678	AssuredPartners, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.62%	02/12/27	6,234,158
1,006,372	BroadStreet Partners, Inc., Incremental Term Loan B-1, 1 Mo. LIBOR + 3.75%, 1.00% Floor	4.75%	01/27/27	1,010,779
2,836,649	BroadStreet Partners, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.36%	01/27/27	2,817,984
950,766	Cross Financial Corp., Term Loan B, 1 Mo. LIBOR + 4.50%, 1.00% Floor	5.50%	09/15/27	953,143
35,876	HUB International Ltd., Initial Term Loan B, 2 Mo. LIBOR + 2.75%, 0.00% Floor	2.91%	04/25/25	35,481
13,955,284	HUB International Ltd., Initial Term Loan B, 3 Mo. LIBOR + 2.75%, 0.00% Floor	2.97%	04/25/25	13,801,358
778,424	HUB International Ltd., New Term Loan B, 6 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	04/25/25	780,954
461,854	Ryan Specialty Group, LLC, Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	09/01/27	462,431
2,221,103	USI, Inc. (fka Compass Investors, Inc.), Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	3.25%	05/15/24	2,203,246
				45,978,909
	Integrated Telecommunication Services – 7.2%
6,218,866	Frontier Communications Corp., DIP-to-Exit Term Loan B, 1 Mo. LIBOR + 4.75%, 1.00% Floor (d)	5.75%	10/08/27	6,261,652
3,441,401	Numericable (Altice France SA or SFR), Term Loan B-11, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.86%	07/31/25	3,395,321
5,364,088	Numericable (Altice France SA or SFR), Term Loan B-13, 3 Mo. LIBOR + 4.00%, 0.00% Floor	4.20%	08/14/26	5,353,681
3,968,655	Playtika Holding Corp., Term Loan B, 3 Mo. LIBOR + 6.00%, 1.00% Floor	7.00%	12/10/24	3,986,514
5,207,412	Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.11%	03/09/27	5,197,466
				24,194,634
	Leisure Facilities – 0.3%
1,156,252	ClubCorp Holdings, Inc., Term Loan B, 3 Mo. LIBOR + 2.75%, 0.00% Floor	3.00%	09/18/24	1,089,918

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2021 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Managed Health Care – 3.6%
$12,141,153	Multiplan, Inc. (MPH), Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	06/07/23	$12,123,184
	Metal & Glass Containers – 0.3%
944,639	Altium Packaging (FKA Consolidated Container), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.50% Floor	3.25%	02/15/28	942,750
	Movies & Entertainment – 2.5%
984,791	Cineworld Group PLC (Crown), Fixed Rate at 15.25% (e)	15.25%	05/23/24	1,253,147
7,425,532	Cineworld Group PLC (Crown), Term Loan B, 6 Mo. LIBOR + 2.50%, 1.00% Floor	3.50%	02/28/25	6,418,035
569,487	PUG, LLC (Stubhub), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.61%	02/12/27	552,402
				8,223,584
	Office Services & Supplies – 0.4%
1,314,527	Dun & Bradstreet Corp., Refinancing Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.36%	02/08/26	1,316,170
	Other Diversified Financial Services – 2.1%
7,077,914	AlixPartners, LLP, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.50% Floor	3.25%	01/31/28	7,074,729
	Packaged Foods & Meats – 2.7%
377,977	BellRing Brands, LLC, New Term Loan B, 1 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	10/21/24	381,050
1,994,006	Hostess Brands, LLC (HB Holdings), Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	3.00%	08/03/25	1,990,277
18,556	Hostess Brands, LLC (HB Holdings), Term Loan B, 2 Mo. LIBOR + 2.25%, 0.75% Floor	3.00%	08/03/25	18,522
5,317,161	Hostess Brands, LLC (HB Holdings), Term Loan B, 3 Mo. LIBOR + 2.25%, 0.75% Floor	3.00%	08/03/25	5,307,218
663,757	Simply Good Foods (Atkins Nutritionals, Inc.), Term Loan B, 1 Mo. LIBOR + 3.75%, 1.00% Floor	4.75%	07/07/24	667,905
707,482	Utz Quality Foods, LLC, Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.11%	01/20/28	710,764
				9,075,736
	Paper Packaging – 3.2%
10,681,305	Graham Packaging Company, L.P., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.75% Floor	3.75%	08/04/27	10,692,200
	Pharmaceuticals – 11.2%
1,766,509	Akorn, Inc., Exit Take Back Term Loan , 3 Mo. LIBOR + 7.50%, 1.00% Floor (f) (g)	8.50%	09/30/25	1,775,342
14,882,680	Bausch Health Companies, Inc. (Valeant), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.11%	06/01/25	14,895,777
9,549,781	Endo, LLC, Term Loan B, 3 Mo. LIBOR + 4.25%, 0.75% Floor	5.00%	04/29/24	9,482,169
5,041,048	Mallinckrodt International Finance S.A., 2017 Term Loan B, 3 Mo. LIBOR + 4.75%, 0.75% Floor (d)	5.50%	09/24/24	4,863,451
1,069,198	Mallinckrodt International Finance S.A., 2018 Incremental Term Loan, 6 Mo. LIBOR + 5.00%, 0.75% Floor (d)	5.75%	02/24/25	1,034,449
1,732,324	Nestle Skin Health (Sunshine Lux VII SARL), Term Loan B, 1 Mo. LIBOR + 4.00%, 1.00% Floor	5.00%	10/02/26	1,737,954

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2021 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Pharmaceuticals (Continued)
$3,668,107	Parexel International Corp., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.86%	09/27/24	$3,646,501
				37,435,643
	Publishing – 0.2%
601,590	Meredith Corp., Tranche B-3 Term Loan, 3 Mo. LIBOR + 4.25%, 1.00% Floor	5.25%	01/31/25	611,492
	Research & Consulting Services – 1.1%
1,173,959	Clarivate Analytics PLC (Camelot), Amendment No. 2 Incremental Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.00%	10/31/26	1,177,869
186,160	Nielsen Finance, LLC (VNU, Inc.), Term Loan B5, 1 Mo. LIBOR + 3.75%, 1.00% Floor	4.75%	06/30/25	187,688
2,265,864	NielsenIQ (Indy US Bidco), Term Loan B, 1 Mo. LIBOR + 4.00%, 0.00% Floor	4.10%	03/01/28	2,268,696
				3,634,253
	Restaurants – 3.8%
2,000,000	IRB Holding Corp. (Arby’s/Inspire Brands), Fourth Amendment Incremental Term Loan B, 6 Mo. LIBOR + 3.25%, 1.00% Floor	4.25%	12/31/27	2,006,780
5,443,456	IRB Holding Corp. (Arby’s/Inspire Brands), Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	02/05/25	5,470,673
3,950,000	Portillo’s Holdings, LLC, Term Loan B-3, 3 Mo. LIBOR + 5.50%, 1.00% Floor	6.50%	08/30/24	3,941,350
1,422,579	Zaxby’s Operating Company, L.P., 1st Lien Term Loan, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	12/30/27	1,430,872
				12,849,675
	Security & Alarm Services – 0.2%
549,406	Garda World Security Corp., Term Loan B, 3 Mo. LIBOR + 4.75%, 0.00% Floor	4.99%	10/30/26	549,978
	Specialized Consumer Services – 3.0%
2,000,117	Asurion, LLC, New B-8 Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.36%	12/23/26	1,993,556
1,698,479	Asurion, LLC, Second Lien Term Loan B-3, 1 Mo. LIBOR + 5.25%, 0.00% Floor	5.36%	02/05/28	1,744,660
2,168,104	Asurion, LLC, Term Loan B7, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.11%	11/03/24	2,161,340
4,245,524	Asurion, LLC, Term Loan B6, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.11%	11/03/23	4,236,694
				10,136,250
	Specialty Stores – 0.8%
625,168	Bass Pro Group, LLC, Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75% Floor	5.00%	03/15/28	625,656
1,236,385	Petco Animal Supplies, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	03/03/28	1,234,839
687,560	Petsmart, Inc., Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	02/15/28	692,071
				2,552,566
	Systems Software – 6.7%
5,120,832	Applied Systems, Inc., 1st Lien Term Loan, 3 Mo. LIBOR + 3.00%, 1.00% Floor	4.00%	09/19/24	5,126,362
1,511,161	Applied Systems, Inc., 2nd Lien Term Loan, 3 Mo. LIBOR + 7.00%, 1.00% Floor	8.00%	09/19/25	1,520,228

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2021 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Systems Software (Continued)
$8,254,032	BMC Software Finance, Inc. (Boxer Parent), Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	3.90%	10/02/25	$8,252,959
1,123,727	Idera, Inc., Incremental First Lien Term Loan, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	02/15/28	1,123,727
1,339,459	Misys Financial Software Ltd. (Almonde, Inc.) (Finastra), Term Loan B, 6 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	06/13/24	1,324,953
2,136	Riverbed Technology, Inc., New Term Loan B, 2 Mo. LIBOR + 6.00%, 1.00% Floor	7.00%	12/30/25	2,073
852,131	Riverbed Technology, Inc., New Term Loan B, 3 Mo. LIBOR + 6.00%, 1.00% Floor	7.00%	12/30/25	827,275
3,140,624	Sophos Group PLC (Surf), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	3.73%	03/05/27	3,124,701
1,305,823	SUSE (Marcel Lux IV SARL), Facility B1 USD, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.36%	03/15/26	1,296,029
				22,598,307
	Total Senior Floating-Rate Loan Interests			459,885,502
	(Cost $458,900,839)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (c) – 2.6%
	Airlines – 0.2%
605,000	Mileage Plus Holdings, LLC / Mileage Plus Intellectual Property Assets Ltd. (h)	6.50%	06/20/27	661,719
	Broadcasting – 1.3%
1,119,000	Cumulus Media New Holdings, Inc. (h)	6.75%	07/01/26	1,144,698
2,269,000	Diamond Sports Group, LLC / Diamond Sports Finance Co. (h)	5.38%	08/15/26	1,607,473
464,000	Univision Communications, Inc. (h)	5.13%	02/15/25	465,311
1,000,000	Univision Communications, Inc. (h)	9.50%	05/01/25	1,094,700
				4,312,182
	Casinos & Gaming – 0.8%
2,462,000	Caesars Entertainment, Inc. (h)	6.25%	07/01/25	2,609,720
	Coal & Consumable Fuels – 0.0%
301,000	Peabody Energy Corp. (h)	6.38%	03/31/25	145,985
	Health Care Services – 0.1%
306,000	Global Medical Response, Inc. (h)	6.50%	10/01/25	318,622
	Integrated Telecommunication Services – 0.2%
823,000	Zayo Group Holdings, Inc. (h)	4.00%	03/01/27	820,560
	Total Corporate Bonds and Notes			8,868,788
	(Cost $8,711,891)

Shares	Description	Value
COMMON STOCKS (c) – 1.4%
	Broadcasting – 0.1%
25,815	Cumulus Media, Inc., Class A (i)	250,147
	Electric Utilities – 0.6%
106,607	Vistra Energy Corp.	1,838,971

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (c) (Continued)
	Oil & Gas Exploration & Production – 0.0%
119,734	Ascent Resources - Marcellus, LLC Class A Common Shares (i) (j)	$75,433
3,699	Fieldwood Energy, LLC (d) (i) (j)	0
		75,433
	Pharmaceuticals – 0.7%
150,392	Akorn, Inc. (f) (i) (j)	2,387,548
	Total Common Stocks	4,552,099
	(Cost $5,081,425)
WARRANTS (c) – 0.1%
	Movies & Entertainment – 0.1%
315,514	Cineworld Group PLC, expiring 11/23/25 (i) (k)	275,393
	Oil & Gas Exploration & Production – 0.0%
31,000	Ascent Resources - Marcellus, LLC First Lien Warrants, expiring 3/30/23 (i) (k)	775
	Total Warrants	276,168
	(Cost $3,100)
RIGHTS (c) – 0.0%
	Electric Utilities – 0.0%
106,607	Vistra Energy Corp., no expiration date (i) (k)	126,596
	Life Sciences Tools & Services – 0.0%
1	New Millennium Holdco, Inc., Corporate Claim Trust, no expiration date (i) (k) (l) (m)	0
1	New Millennium Holdco, Inc., Lender Claim Trust, no expiration date (i) (k) (l) (m)	0
		0
	Total Rights	126,596
	(Cost $174,207)
MONEY MARKET FUNDS (c) – 1.1%
3,493,239	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (n)	3,493,239
	(Cost $3,493,239)
	Total Investments – 142.6%	477,202,392
	(Cost $476,364,701) (o)
	Outstanding Loans – (35.3)%	(118,000,000)
	Net Other Assets and Liabilities – (7.3)%	(24,451,603)
	Net Assets – 100.0%	$334,750,789

(a)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.
(b)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(c)	All of these securities are available to serve as collateral for the outstanding loans.
(d)	This issuer has filed for protection in bankruptcy court.
(e)	The issuer will pay interest on the loans in cash and in Payment-In-Kind (“PIK”) interest. Interest paid in cash will accrue at the rate of 7.00% per annum (“Cash Interest Rate”) and PIK interest will accrue on the loan at the rate of 8.25% per annum. The first interest payment is scheduled for March 31, 2021.
(f)	On October 1, 2020, Akorn Holding Company LLC completed a Bankruptcy Plan of Reorganization. In connection with the Plan of Reorganization, the Fund received a portion of a new exit term loan and a share of the newly issued common equity shares in the re-organized company.

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2021 (Unaudited)
(g)	The issuer may pay interest on the loans (1) entirely in cash or (2) in the event that both the PIK Toggle Condition has been satisfied and the issuer elects to exercise the PIK interest, 2.50% payable in cash and 7.00% payable as PIK interest. For the fiscal year-to-date period (June 1, 2020 through February 28, 2021), this security paid all of its interest in cash.
(h)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At February 28, 2021, securities noted as such amounted to $8,868,788 or 2.6% of net assets.
(i)	Non-income producing security.
(j)	Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for the security is determined based on security-specific factors and assumptions, which require subjective judgment. At February 28, 2021, securities noted as such amounted to $2,462,981 or 0.7% of net assets.
(k)	Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(l)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Fund’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At February 28, 2021, securities noted as such are valued at $0 or 0.0% of net assets.
(m)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(n)	Rate shown reflects yield as of February 28, 2021.
(o)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 28, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $5,671,787 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,834,096. The net unrealized appreciation was $837,691.

LIBOR	London Interbank Offered Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2021 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of February 28, 2021 is as follows:
	Total Value at 2/28/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Senior Floating-Rate Loan Interests*	$ 459,885,502	$ —	$ 459,885,502	$ —
Corporate Bonds and Notes*	8,868,788	—	8,868,788	—
Common Stocks:
Oil & Gas Exploration & Production	75,433	—	75,433	—
Pharmaceuticals	2,387,548	—	2,387,548	—
Other industry categories*	2,089,118	2,089,118	—	—
Warrants*	276,168	—	276,168	—
Rights:
Electric Utilities	126,596	—	126,596	—
Life Sciences Tools & Services	—**	—	—	—**
Money Market Funds	3,493,239	3,493,239	—	—
Total Investments	$ 477,202,392	$ 5,582,357	$ 471,620,035	$—**

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 Investments that are fair valued by the Advisor’s Pricing Committee are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Unfunded Loan Commitments
As of February 28, 2021, the Fund had the following unfunded loan commitment:
Borrower	Principal Value	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
Help at Home (HAH Group Holding Company, LLC), Term Loan	$149,124	$146,992	$149,311	$2,319